Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
NET SALES	$ 639,142	$ 945,921	$ 922,100
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	632,813	926,760	910,569
Others
Segment Reporting Information [Line Items]
NET SALES	$ 6,329	$ 19,161	$ 11,531